Restricted cash (Tables)	12 Months Ended
Dec. 31, 2022
Restricted Cash
Schedule of restricted cash

	December 31, 2022	December 31, 2021

Agreement with the São Paulo municipal government (i)	30,231	21,464
Brazilian Federal Savings Bank – escrow deposits	433	740
Other	6,810	6,263
	37,474	28,467